Summary of Significant Accounting Policies (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 24, 2022 $ / shares $ / item shares	Nov. 25, 2022 USD ($)	Aug. 31, 2022 CNY (¥) ¥ / shares	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2022 USD ($) $ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Share transfer agreement (in Dollars) | $		$ 1,000
Recurring losses from operations			¥ 1,200,000	$ 174,200
Net liability			5,400,000					$ 781,500
Net cash decreased			57,249	8,311	¥ 960,642
Cash balance			202,411		27,150			29,382
Restricted cash (in Dollars)					12,046
Purchase price per share (in Dollars per Item) | $ / item	0.0035625
Offering percentage	90.00%
Proceeds from issuance of offering (in Dollars) | $				$ 28,500
After tax net income percentage			10.00%	10.00%
Value-added sales tax percentage			6.00%	6.00%
Other taxes percentage			12.00%	12.00%
Value-added taxes percentage			6.00%	6.00%
Convenience translation per share | (per share)			¥ 6.889					$ 1
Contract with customer from prepayment					2,787,686
Refund liability					364,447
Government grants							¥ 24,238
Loss recognized on operating lease liability					45,368	$ 7,022
Employee benefit expenses			¥ 2,066
Number of reportable segments			1	1
Class A ordinary shares
Summary of Significant Accounting Policies (Details) [Line Items]
Shares sold (in Shares) | shares	8,000,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.000001							$ 0.000001
Selling and Marketing Expense [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Advertising expenditure					463,324		¥ 378,198
Other Nonoperating Income [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Government grants					¥ 86,206